COMMON SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 19, 2025
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,229,125,606
Balance at beginning of the period	$ 4,487.3
Share repurchase program, Authorized shares			110,359,160
Balance at end of the period (shares)	1,199,843,037	1,229,125,606
Balance at end of the period	$ 4,382.0	$ 4,487.3
Repurchase and cancellation of shares	$ 612.2
Common share capital
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,229,126,000	1,227,838,000
Balance at beginning of the period	$ 4,487.3	$ 4,481.6
Issued under share option and restricted share plans (shares)	1,377,000	1,288,000
Issued under share option and restricted share plans	$ 6.6	$ 5.7
Repurchase and cancellation of common shares (shares)	(30,660,141)
Repurchase and cancellation of common shares	$ (111.9)
Balance at end of the period (shares)	1,199,843,000	1,229,126,000
Balance at end of the period	$ 4,382.0	$ 4,487.3
Taxes on share repurchase	$ 11.9
Average price per share	$ 19.58